Operating leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for three and six months ended June 30, 2026 and June 30, 2025 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Operating lease costs	$10,634	$11,469	$21,414	$22,668
Sublease income	(506)	(851)	(885)	(1,619)
Net lease costs	$10,128	$10,618	$20,529	$21,049

Schedule of Future Minimum Lease Payments
Future minimum lease payments under non-cancelable leases as of June 30, 2026 were as follows:

(in thousands)
Year 1	$36,942
Year 2	33,054
Year 3	24,659
Year 4	16,716
Year 5	9,590
Thereafter	28,727
Total future minimum lease payments	149,688
Lease imputed interest	(14,425)
Total	$135,263